SCHEDULE OF OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Payable to counterparty	$ 1,085,364
Insurance premium financing payable	50,000
Total other current liabilities	$ 1,135,364		$ 224,000